Securities sold under repurchase agreements and interbank and institutional market funds (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 328,645	R$ 294,587
Current [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	175,771	137,428
Non Current [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	152,874	157,159
Financial Credit Bills [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	81,197	66,605
Financial Credit Bills [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	38,061	3,842
Financial Credit Bills [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 43,136	62,763
Financial Credit Bills [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	0.28%
Financial Credit Bills [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	17.28%
Real Estate Credit Bills [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 48,955	28,117
Real Estate Credit Bills [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	28,476	24,274
Real Estate Credit Bills [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 20,479	3,843
Real Estate Credit Bills [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	5.49%
Real Estate Credit Bills [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	13.73%
Rural Credit Bills [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 39,072	36,283
Rural Credit Bills [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	17,037	26,547
Rural Credit Bills [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 22,035	9,736
Rural Credit Bills [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	4.90%
Rural Credit Bills [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	13.90%
Guaranteed Real State Notes [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 59,190	50,575
Guaranteed Real State Notes [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	6,131	4,908
Guaranteed Real State Notes [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 53,059	45,667
Guaranteed Real State Notes [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	5.21%
Guaranteed Real State Notes [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	14.87%
Credit Facilities Available For Financing Of Imports And Exports [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 87,144	101,152
Credit Facilities Available For Financing Of Imports And Exports [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	81,594	74,304
Credit Facilities Available For Financing Of Imports And Exports [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 5,550	26,848
Credit Facilities Available For Financing Of Imports And Exports [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	0.00%
Credit Facilities Available For Financing Of Imports And Exports [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	8.50%
Onlending Domestic [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 13,087	11,855
Onlending Domestic [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Interbank market funds	4,472	3,553
Onlending Domestic [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Interbank market funds	R$ 8,615	R$ 8,302
Onlending Domestic [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	0.00%
Onlending Domestic [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Percentage of interest on interbank market debt	18.00%